Changes in Accrued Warranty Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Product Liability Contingency [Line Items]
Beginning Balance	$ 14,751		$ 17,196		$ 17,602
Deductions	(20,115)	[1]	(18,143)	[1]	(20,335)	[1]
Provision charged to SG&A expense	14,260		15,513		19,899
Acquisitions	434		185		30
Ending Balance	$ 9,330		$ 14,751		$ 17,196

[1]	Primarily claims paid during the year.